CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Cash and cash deposits:
Cash and cash equivalents		¥ 2,686,659	¥ 2,354,639
Time deposits		289,753	315,445
Deposits with stock exchanges and other segregated cash		285,457	288,962
Total cash and cash deposits		3,261,869	2,959,046
Loans and receivables:
Loans receivable (including \554,137 million and \664,585 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		2,544,218	2,462,503
Receivables from customers (including \13 million and \8,318 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		449,706	442,343
Receivables from other than customers		892,283	973,867
Allowance for doubtful accounts		(4,169)	(3,514)
Total loans and receivables		3,882,038	3,875,199
Collateralized agreements:
Securities purchased under agreements to resell (including \1,186,096 million and \647,545 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		13,194,543	9,853,898
Securities borrowed		4,112,416	6,383,845
Total collateralized agreements		17,306,959	16,237,743
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \5,486,551 million and \5,200,360 million in 2018 and 2019, respectively; including \7,047 million and \10,273 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		14,355,712	14,962,690
Private equity investments (including \4,416 million and \4,047 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		30,077	17,466
Total trading assets and private equity investments		14,385,789	14,980,156
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \397,834 million and \416,052 million in 2018 and 2019, respectively)		349,365	338,984
Non-trading debt securities		460,661	485,891
Investments in equity securities		138,447	150,760
Investments in and advances to affiliated companies		436,220	408,034
Other (including \176,029 million and \151,233 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		748,091	908,134
Total other assets		2,132,784	2,291,803
Total assets		40,969,439	40,343,947
LIABILITIES AND EQUITY
Short-term borrowings (including \372,188 million and \362,612 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)	[1]	841,758	743,497
Payables and deposits:
Payables to customers		1,229,083	1,176,773
Payables to other than customers		1,146,336	1,239,540
Deposits received at banks		1,392,619	1,151,342
Total payables and deposits		3,768,038	3,567,655
Collateralized financing:
Securities sold under agreements to repurchase (including \435,905 million and \159,430 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		15,036,503	14,759,010
Securities loaned (including \133,375 million and \131,677 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		1,229,595	1,524,363
Other secured borrowings		418,305	413,621
Total collateralized financing		16,684,403	16,696,994
Trading liabilities		8,219,811	8,202,936
Other liabilities (including \25,482 million and \15,011 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		858,867	950,534
Long-term borrowings (including \2,857,835 million and \3,576,293 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		7,915,769	7,382,507
Total liabilities		38,288,646	37,544,123
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2018 and 2019, Issued-3,643,562,601 shares in 2018 and 3,493,562,601 shares in 2019, Outstanding-3,392,937,486 shares in 2018 and 3,310,800,799 shares in 2019		594,493	594,493
Additional paid-in capital		687,761	675,280
Retained earnings		1,486,825	1,696,890
Accumulated other comprehensive income		(29,050)	(59,356)
Total NHI shareholder's equity before treasury stock		2,740,029	2,907,307
Common stock held in treasury, at cost-250,625,115 shares in 2018 and 182,761,802 shares in 2019		(108,968)	(157,987)
Total NHI shareholders' equity		2,631,061	2,749,320
Noncontrolling interests		49,732	50,504
Total equity		2,680,793	2,799,824
Total liabilities and equity		40,969,439	40,343,947
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		20,000	23,000
Total cash and cash deposits		20,000	23,000
Trading assets and private equity investments:
Private equity investments (including \4,416 million and \4,047 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		2,000	2,000
Total trading assets and private equity investments		1,273,000	1,186,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \397,834 million and \416,052 million in 2018 and 2019, respectively)		55,000	25,000
Other (including \176,029 million and \151,233 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		71,000	66,000
Total other assets		126,000	91,000
Total assets		1,419,000	1,300,000
LIABILITIES AND EQUITY
Short-term borrowings (including \372,188 million and \362,612 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		151,000	124,000
Collateralized financing:
Trading liabilities		23,000	22,000
Other liabilities (including \25,482 million and \15,011 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		3,000	2,000
Long-term borrowings (including \2,857,835 million and \3,576,293 million measured at fair value by applying the fair value option in 2018 and 2019, respectively)		884,000	829,000
Borrowings		1,035,000	953,000
Total liabilities		¥ 1,061,000	¥ 977,000

[1]	Includes secured borrowings of \96,840 million as of March 31, 2018 and \173,690 million as of March 31, 2019.